Intangible Assets - Summary of Geographically Cash-Generating Units to Goodwill (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 375	€ 392
Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	168	183
The Netherlands [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	97	89
United Kingdom [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	54	57
International [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	26	29
Asia [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 31	€ 34